Investment Objectives and Goals - Calamos Nasdaq-100 Structured Alt Protection ETF - September	Aug. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® — September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Nasdaq-100® Structured Alt Protection ETF® — September (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 ("Underlying ETF") up to a cap of 7.01% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2025 through August 31, 2026.